Intangible Assets - Summary of Reconciliation of Provision for Impairment of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Amount at beginning of year		$ 43	$ 25	$ 7
Increase charged to profit or loss			18	18
Adjustment for inflation	[1]			2
Translation differences		(3)		(2)
Amount at end of year		$ 40	$ 43	$ 25

[1]	Corresponds to adjustment for inflation of opening balances of the provision for impairment of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.